Benefit Plans And Obligations For Termination Indemnity (Fair Value Of The Asset Values By Category) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 301,816	$ 290,008	$ 280,225
Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	3,951
Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	3,414
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	80,855
US Treasury Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	14,575
Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	50,706
International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	10,033
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	138,282
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	244,804
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	3,951
Quoted Prices In Active Markets For Identical Assets (Level 1) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	3,414
Quoted Prices In Active Markets For Identical Assets (Level 1) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	80,855
Quoted Prices In Active Markets For Identical Assets (Level 1) | US Treasury Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	8,269
Quoted Prices In Active Markets For Identical Assets (Level 1) | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	10,033
Quoted Prices In Active Markets For Identical Assets (Level 1) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	138,282
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	57,012
Significant Observable Inputs (Level 2) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | US Treasury Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	6,306
Significant Observable Inputs (Level 2) | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	50,706
Significant Observable Inputs (Level 2) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | US Treasury Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 0